Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
Sales (note 22)	$ 510,624	$ 246,053	$ 229,650
Cost of sales	67,180	32,469	24,723
Gross profit	443,444	213,584	204,927
Selling, general and administrative expenses (including rent expenses incurred to a related party of 2020 - $798, 2019 - $811, 2018 - $810) (note 12(b))	176,534	121,468	137,003
Provision (recovery) for doubtful accounts	2,640	(306)	820
Research and development expenses	48,760	24,254	21,910
Loss on disposal of property, plant and equipment (note 7)	163	294	75
Government grants recognized in income	(297)	(688)	(197)
Total operating expenses	227,800	145,022	159,611
Operating income	215,644	68,562	45,316
Interest and financing expenses – (including interest expenses incurred to a related party, 2020 - $663, 2019 - $455, 2018 - $453) (note 12(a))	(1,453)	(650)	(1,070)
Interest income	1,930	1,996	2,016
Other income, net	496	912	321
Income before income taxes	216,617	70,820	46,583
Income tax expense (note 14)	(31,438)	(5,605)	(10,472)
Net income	185,179	65,215	36,111
Less: Income attributable to non-controlling interests	(74,810)	(20,286)	(14,329)
Net income attributable to shareholders of Sinovac	110,369	44,929	21,782
Preferred stock dividends	(6,015)	(5,128)	0
Net income attributable to common shareholders of Sinovac	104,354	39,801	21,782
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	32,328	(2,827)	(10,996)
Comprehensive income	217,507	62,388	25,115
Less: comprehensive income attributable to non-controlling interests	(82,892)	(19,681)	(12,507)
Comprehensive income attributable to shareholders of Sinovac	$ 134,615	$ 42,707	$ 12,608
Earnings per share (note 21)
Basic net income per share	$ 1.06	$ 0.42	$ 0.34
Diluted net income per share	$ 0.97	$ 0.41	$ 0.34
Weighted average number of shares of common stock outstanding
– Basic	98,897,345	94,876,946	64,727,146
– Diluted	113,662,362	109,691,959	64,977,554